UNSECURED BORROWINGS, Redemption Prices (Details) - Unsecured Borrowings [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2017 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2017
Redemption price percentage	104.781%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2018 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2018
Redemption price percentage	103.188%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2019 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2019
Redemption price percentage	101.594%
2021 Notes [Member] | Twelve Month Period Commencing October 15, 2020 and Thereafter [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2020
Redemption price percentage	100.00%
2024 Notes [Member] | Twelve Month Period Commencing October 15, 2018 [Member]
Unsecured Borrowings [Abstract]
End date of redemption period	Oct. 14, 2020
Redemption percentage of principal amount	35.00%
2024 Notes [Member] | Any Time Prior to October 15, 2020 [Member]
Unsecured Borrowings [Abstract]
Redemption price percentage	105.25%
2024 Notes [Member] | Twelve Month Period Commencing October 15, 2020 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2020
Redemption price percentage	102.625%
2024 Notes [Member] | Twelve Month Period Commencing October 15, 2021 [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2021
Redemption price percentage	101.313%
2024 Notes [Member] | Twelve Month Period Commencing October 15, 2022 and Thereafter [Member]
Unsecured Borrowings [Abstract]
Start date of redemption period	Oct. 15, 2022
Redemption price percentage	100.00%
2021 Notes and 2024 Notes [Member]
Unsecured Borrowings [Abstract]
Period of default for payment of interest	30 days
Period of default after receipt of written notice to comply with agreements under indenture	60 days
Percentage of aggregate principal amount held by holders	25.00%
Obligations in default constituting event of default	$ 50.0
Period to pay final judgments after judgment becomes final	60 days